UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2006

1.813081.102

IBF-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Univision Communications, Inc. 3.875% 10/15/08	$ 8,635	$ 8,248
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gazstream SA 5.625% 7/22/13 (c)	13,052	12,970
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	6,130	6,130
		19,100
FINANCIALS - 0.2%
Insurance - 0.2%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	11,200	12,335
Real Estate Management & Development - 0.0%
EOP Operating LP:
7.25% 6/15/28	412	511
7.5% 4/19/29	449	573
7.875% 7/15/31	499	669
		1,753
TOTAL FINANCIALS		14,088
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	12,815	11,822
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	2,000	2,035
United Airlines pass thru trust certificates:
7.032% 4/1/12	5,283	5,375
7.186% 10/1/12	13,082	13,327
		20,737
TOTAL INDUSTRIALS		32,559
UTILITIES - 0.5%
Electric Utilities - 0.3%
Nevada Power Co. 6.5% 5/15/18	20,260	21,028
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	8,680	8,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
TECO Energy, Inc. 7% 5/1/12	$ 7,703	$ 8,069
TOTAL UTILITIES		37,443
TOTAL NONCONVERTIBLE BONDS (Cost $108,804)		111,438
U.S. Government and Government Agency Obligations - 22.8%

U.S. Government Agency Obligations - 5.7%
Fannie Mae:
3.25% 1/15/08	15,650	15,359
3.25% 8/15/08	92,035	89,688
3.25% 2/15/09	38,091	36,863
3.375% 12/15/08	31,355	30,477
4.75% 12/15/10	16,545	16,563
Federal Home Loan Bank:
5% 9/18/09	29,195	29,423
5.375% 8/19/11	22,735	23,356
Freddie Mac:
4.25% 7/15/09	43,810	43,308
5% 1/30/14	23,200	23,117
5.25% 7/18/11	132,440	135,287
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,130	3,131
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		446,572
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	112,476	107,235
2% 1/15/14 (e)	273,691	270,367
2% 7/15/14	134,574	132,974
2.375% 4/15/11	4,090	4,114
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		514,690
U.S. Treasury Obligations - 10.5%
U.S. Treasury Notes:
4.25% 8/15/13 (b)	220,732	218,395
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 9/30/11	$ 138,215	$ 138,485
4.625% 10/31/11	294,490	296,744
4.75% 5/15/14 (b)	66,990	68,264
4.875% 5/15/09	90,550	91,254
TOTAL U.S. TREASURY OBLIGATIONS		813,142
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,783,741)		1,774,404
U.S. Government Agency - Mortgage Securities - 11.9%

Fannie Mae - 8.4%
3.73% 10/1/33 (h)	976	963
3.75% 1/1/34 (h)	931	916
3.763% 12/1/34 (h)	971	962
3.768% 10/1/33 (h)	907	895
3.786% 6/1/34 (h)	4,280	4,197
3.829% 1/1/35 (h)	2,575	2,547
3.835% 4/1/33 (h)	2,755	2,736
3.849% 1/1/35 (h)	781	775
3.851% 10/1/33 (h)	23,188	22,942
3.867% 1/1/35 (h)	1,528	1,516
3.917% 12/1/34 (h)	815	810
3.952% 5/1/33 (h)	302	300
3.953% 1/1/35 (h)	990	982
3.979% 5/1/34 (h)	263	268
3.995% 2/1/35 (h)	803	804
4% 7/1/18	14,938	14,263
4.022% 2/1/35 (h)	710	709
4.026% 1/1/35 (h)	388	392
4.034% 10/1/18 (h)	730	723
4.079% 2/1/35 (h)	489	490
4.081% 4/1/33 (h)	315	315
4.081% 2/1/35 (h)	1,420	1,422
4.093% 2/1/35 (h)	523	530
4.106% 1/1/35 (h)	1,535	1,530
4.111% 2/1/35 (h)	1,832	1,823
4.131% 2/1/35 (h)	1,347	1,370
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.132% 1/1/35 (h)	$ 2,619	$ 2,618
4.162% 11/1/34 (h)	340	341
4.169% 1/1/35 (h)	1,977	1,944
4.177% 1/1/35 (h)	2,745	2,737
4.205% 10/1/34 (h)	1,564	1,559
4.215% 1/1/35 (h)	792	788
4.25% 2/1/35 (h)	962	947
4.258% 1/1/34 (h)	2,489	2,469
4.27% 8/1/33 (h)	1,736	1,729
4.278% 3/1/35 (h)	852	847
4.286% 10/1/33 (h)	392	390
4.289% 10/1/34 (h)	258	259
4.295% 3/1/33 (h)	430	423
4.303% 5/1/35 (h)	1,146	1,142
4.31% 3/1/33 (h)	491	483
4.31% 3/1/33 (h)	1,088	1,084
4.318% 6/1/33 (h)	519	517
4.35% 1/1/35 (h)	1,010	996
4.362% 2/1/34 (h)	2,027	2,013
4.362% 4/1/35 (h)	529	527
4.401% 5/1/35 (h)	2,658	2,655
4.402% 2/1/35 (h)	1,485	1,465
4.429% 3/1/35 (h)	1,346	1,328
4.453% 8/1/34 (h)	2,695	2,679
4.472% 5/1/35 (h)	869	866
4.479% 1/1/35 (h)	1,191	1,194
4.487% 3/1/35 (h)	3,124	3,088
4.512% 3/1/35 (h)	2,925	2,893
4.513% 1/1/35 (h)	1,084	1,082
4.513% 2/1/35 (h)	14,309	14,246
4.515% 10/1/35 (h)	445	443
4.522% 2/1/35 (h)	5,454	5,430
4.523% 2/1/35 (h)	870	869
4.533% 7/1/35 (h)	3,309	3,301
4.543% 1/1/35 (h)	1,776	1,774
4.563% 2/1/35 (h)	532	529
4.575% 9/1/34 (h)	2,799	2,780
4.575% 7/1/35 (h)	3,649	3,641
4.576% 2/1/35 (h)	2,661	2,637
4.58% 2/1/35 (h)	9,367	9,281
4.596% 11/1/34 (h)	2,824	2,804
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.601% 1/1/35 (h)	$ 4,973	$ 4,935
4.603% 7/1/34 (h)	33,319	33,366
4.624% 3/1/35 (h)	409	409
4.64% 1/1/33 (h)	584	585
4.654% 3/1/35 (h)	6,785	6,782
4.67% 11/1/34 (h)	3,256	3,239
4.695% 9/1/34 (h)	326	329
4.712% 2/1/33 (h)	175	177
4.713% 10/1/32 (h)	158	158
4.725% 10/1/34 (h)	3,420	3,406
4.728% 7/1/34 (h)	2,659	2,652
4.746% 5/1/33 (h)	54	55
4.763% 10/1/32 (h)	247	249
4.763% 12/1/34 (h)	881	878
4.772% 12/1/34 (h)	2,301	2,290
4.775% 1/1/35 (h)	158	161
4.803% 12/1/32 (h)	1,146	1,152
4.808% 8/1/34 (h)	871	875
4.81% 6/1/35 (h)	4,138	4,140
4.812% 11/1/34 (h)	2,684	2,675
4.828% 2/1/33 (h)	1,335	1,340
4.873% 10/1/34 (h)	10,384	10,368
4.895% 10/1/35 (h)	1,919	1,924
4.955% 8/1/34 (h)	8,819	8,827
4.976% 2/1/35 (h)	316	316
4.988% 11/1/32 (h)	643	648
4.989% 12/1/32 (h)	100	100
5% 12/1/17 to 8/1/18	59,855	59,474
5.057% 7/1/34 (h)	439	440
5.058% 11/1/34 (h)	216	216
5.077% 5/1/35 (h)	5,526	5,545
5.079% 9/1/34 (h)	7,981	8,001
5.095% 9/1/34 (h)	887	889
5.115% 1/1/36 (h)	7,815	7,846
5.168% 5/1/35 (h)	9,395	9,406
5.174% 5/1/35 (h)	3,470	3,475
5.179% 8/1/33 (h)	1,266	1,274
5.181% 3/1/35 (h)	477	478
5.183% 6/1/35 (h)	3,865	3,884
5.204% 5/1/35 (h)	9,705	9,728
5.22% 4/1/36 (h)	10,986	11,063
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.267% 11/1/36 (h)	$ 3,400	$ 3,423
5.288% 7/1/35 (h)	477	480
5.339% 12/1/34 (h)	1,353	1,360
5.409% 2/1/36 (h)	1,414	1,426
5.492% 2/1/36 (h)	16,528	16,662
5.5% 3/1/14 to 12/1/33	129,757	130,554
5.541% 11/1/36 (h)	7,106	7,174
5.594% 9/1/36 (h)	5,263	5,319
5.614% 1/1/36 (h)	4,782	4,830
5.712% 9/1/35 (h)	4,398	4,449
5.816% 2/1/36 (h)	2,435	2,465
5.838% 3/1/36 (h)	10,790	10,946
5.902% 1/1/36 (h)	3,386	3,424
6.5% 4/1/13 to 3/1/35	72,570	74,424
6.639% 9/1/36 (h)	14,660	15,041
7% 7/1/25 to 2/1/32	163	169
7.5% 8/1/13 to 8/1/29	1,411	1,472
12.5% 4/1/15 to 8/1/15	25	29
TOTAL FANNIE MAE		651,380
Freddie Mac - 1.2%
4.053% 12/1/34 (h)	920	916
4.107% 1/1/35 (h)	1,209	1,197
4.113% 12/1/34 (h)	1,374	1,363
4.159% 1/1/34 (h)	10,816	10,681
4.275% 3/1/35 (h)	1,156	1,143
4.294% 5/1/35 (h)	2,056	2,039
4.298% 12/1/34 (h)	1,404	1,380
4.31% 2/1/35 (h)	2,529	2,509
4.312% 1/1/35 (h)	2,847	2,843
4.348% 3/1/35 (h)	2,122	2,087
4.379% 2/1/35 (h)	2,578	2,537
4.433% 2/1/34 (h)	1,103	1,093
4.434% 6/1/35 (h)	1,756	1,745
4.44% 3/1/35 (h)	1,304	1,283
4.457% 3/1/35 (h)	1,510	1,486
4.548% 2/1/35 (h)	2,198	2,167
4.771% 10/1/34 (h)	3,703	3,679
4.783% 10/1/32 (h)	170	170
4.809% 3/1/33 (h)	466	465
4.826% 9/1/34 (h)	1,901	1,892
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.99% 4/1/35 (h)	$ 6,268	$ 6,273
5.12% 4/1/35 (h)	6,059	6,046
5.213% 3/1/36 (h)	1,881	1,887
5.296% 6/1/35 (h)	4,179	4,189
5.452% 11/1/35 (h)	2,457	2,468
5.565% 1/1/36 (h)	7,987	8,028
5.614% 4/1/32 (h)	186	188
6.524% 10/1/36 (h)	14,190	14,468
6.61% 7/1/36 (h)	7,058	7,213
6.7% 8/1/36 (h)	2,181	2,234
7% 1/1/07 to 7/1/13	978	1,001
7.5% 4/1/07 to 1/1/33	1,536	1,588
8.5% 6/1/13	3	3
TOTAL FREDDIE MAC		98,261
Government National Mortgage Association - 2.3%
3.75% 1/20/34 (h)	5,818	5,780
4.25% 7/20/34 (h)	1,917	1,900
6.5% 12/1/36 (d)	145,500	149,475
7% 3/15/26 to 11/15/32	15,010	15,570
7.5% 3/15/28	11	12
8% 7/15/17 to 8/15/30	4,320	4,579
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		177,316
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $930,170)		926,957
Asset-Backed Securities - 2.4%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (h)	2,700	2,708
Class M2, 6.42% 2/25/34 (h)	3,053	3,082
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (c)(h)	1,960	1,995
American Express Credit Account Master Trust Series 2004-1 Class B, 5.57% 9/15/11 (h)	7,275	7,303
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.79% 1/6/10 (h)	2,417	2,418
Series 2005-1 Class E, 5.82% 6/6/12 (c)	400	400
Series 2006-1 Class E1, 6.62% 5/6/13 (c)	6,890	6,871
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (h)	$ 710	$ 713
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.68% 12/15/33 (h)	365	365
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (h)	6,625	6,629
Series 2002-C1 Class C1, 6.28% 12/15/09 (h)	9,450	9,475
Bayview Financial Asset Trust Series 2003-F Class A, 5.82% 9/28/43 (h)	4,573	4,575
Bear Stearns Asset Backed Securities, Inc. Series 2005-HE2:
Class M1, 5.82% 2/25/35 (h)	8,255	8,297
Class M2, 6.07% 2/25/35 (h)	3,010	3,034
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,230	1,239
Class C, 5.77% 5/20/10 (c)	1,180	1,189
Class D, 6.15% 4/20/11 (c)	2,010	2,025
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (c)(h)	1,080	928
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (h)	8,975	9,006
Series 2004-3 Class M1, 5.82% 6/25/34 (h)	1,800	1,808
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,665	3,764
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (h)	500	501
Class M4, 6.22% 3/25/34 (h)	375	376
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	4,280	4,337
Series 2006-C Class D, 6.89% 5/15/13 (c)	2,945	2,927
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (h)	5,569	5,581
Series 2005-A:
Class M2, 5.78% 1/25/35 (h)	2,875	2,889
Class M3, 5.81% 1/25/35 (h)	1,550	1,560
Class M4, 6% 1/25/35 (h)	1,125	1,136
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	5,180	5,147
GSAMP Trust:
Series 2002-HE Class M1, 7.195% 11/20/32 (h)	3,995	3,998
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (h)	4,245	4,245
Class M2, 6.42% 1/25/34 (h)	1,324	1,324
Class M3, 6.62% 1/25/34 (h)	465	465
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust Series 2003-2 Class M1, 6.2% 8/25/33 (h)	$ 3,183	$ 3,184
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (h)	1,515	1,521
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (h)	1,899	1,903
Class M2, 5.81% 1/20/35 (h)	1,424	1,429
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 6.4% 6/25/34 (h)	1,705	1,716
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 5.82% 3/15/10 (h)	6,335	6,357
Series 2003-B2 Class B2, 5.71% 10/15/10 (h)	1,805	1,814
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (h)	2,486	2,489
Class M2, 5.87% 7/25/34 (h)	450	451
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 6.02% 7/25/34 (h)	3,105	3,126
Morgan Stanley ABS Capital I, Inc. Series 2003-NC7 Class M1, 6.02% 6/25/33 (h)	2,586	2,589
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (h)	2,244	2,246
Series 2002-NC3 Class A3, 5.66% 8/25/32 (h)	89	89
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (h)	470	472
Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(h)	3,500	3,047
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(h)	8,835	8,835
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 5.8% 6/15/10 (h)	7,360	7,369
Class C, 6.52% 6/15/10 (h)	3,680	3,715
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (h)	246	247
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	4,820	4,878
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (c)(h)	13,240	13,240
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (c)(h)	4,156	3,531
TOTAL ASSET-BACKED SECURITIES (Cost $186,172)		186,558
Collateralized Mortgage Obligations - 3.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.5%
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (h)	$ 1,751	$ 1,754
Series 2005-2 Class 6A2, 5.6% 6/25/35 (h)	1,185	1,187
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (h)	664	664
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (h)	1,411	1,413
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.975% 12/20/54 (c)(h)	6,300	6,300
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (h)	4,258	4,264
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	30,995	171
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (h)	4,900	4,909
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(h)	3,951	4,010
Class B4, 6.97% 6/10/35 (c)(h)	3,536	3,602
Class B5, 7.57% 6/10/35 (c)(h)	2,415	2,472
Class B6, 8.07% 6/10/35 (c)(h)	1,431	1,467
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.77% 6/25/33 (c)(h)	2,800	2,812
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.82% 9/20/34 (h)	3,708	3,714
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (h)	3,280	2,785
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (h)	2,394	2,395
TOTAL PRIVATE SPONSOR		43,919
U.S. Government Agency - 2.8%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	15,835	15,900
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-73 Class QC, 5.5% 1/25/26	6,997	6,974
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	7,874
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	14,867
Series 2006-4 Class PB, 6% 9/25/35	15,200	15,542
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
sequential pay Series 2005-41 Class LA, 5.5% 5/25/35	$ 11,431	$ 11,506
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	4,994	5,028
Series 2004-3 Class BA, 4% 7/25/17	851	826
Series 2004-45 Class AV, 4.5% 10/25/22	6,985	6,902
Series 2004-86 Class KC, 4.5% 5/25/19	3,644	3,572
Series 2004-91 Class AH, 4.5% 5/25/29	7,350	7,194
Freddie Mac:
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	7,735	7,935
Series 2356 Class GD, 6% 9/15/16	5,504	5,628
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,641
sequential payer Series 2516 Class AH, 5% 1/15/16	3,648	3,627
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	7,502	7,670
Series 2425 Class JH, 6% 3/15/17	6,303	6,448
Series 2489 Class PD, 6% 2/15/31	2,118	2,125
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,630
Series 2702 Class WB, 5% 4/15/17	13,170	13,187
Series 2952 Class EC, 5.5% 11/15/28	14,305	14,418
Series 3018 Class UD, 5.5% 9/15/30	9,030	9,114
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,069
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	16,708	16,363
Series 2809 Class UA, 4% 12/15/14	4,483	4,401
TOTAL U.S. GOVERNMENT AGENCY		216,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,265)		260,360
Commercial Mortgage Securities - 1.9%
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (c)(h)	1,575	1,575
Class F, 6.22% 11/15/15 (c)(h)	1,535	1,535
Class H, 6.72% 11/15/15 (c)(h)	1,385	1,387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2003-BBA2:
Class J, 7.27% 11/15/15 (c)(h)	$ 1,430	$ 1,432
Class K, 7.92% 11/15/15 (c)(h)	1,290	1,290
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (c)(h)	3,695	3,700
Class F, 6.07% 7/14/20 (c)(h)	2,230	2,233
Class G, 6.2% 7/14/20 (c)(h)	1,115	1,116
Class H, 6.42% 7/14/20 (c)(h)	1,485	1,487
Series 2005-MIB1:
Class C, 5.63% 3/15/22 (c)(h)	1,710	1,711
Class D, 5.68% 3/15/22 (c)(h)	1,730	1,731
Class F, 5.79% 3/15/22 (c)(h)	1,685	1,686
Class G, 5.85% 3/15/22 (c)(h)	1,090	1,091
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(h)	3,771	3,772
Class B, 6.28% 7/14/11 (c)(h)	1,881	1,879
Class C, 6.43% 7/14/11 (c)(h)	3,766	3,767
Class D, 7.06% 7/14/11 (c)(h)	2,189	2,192
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(h)	5,567	5,579
Class B, 7.22% 4/25/34 (c)(h)	645	654
Class M1, 5.88% 4/25/34 (c)(h)	527	529
Class M2, 6.52% 4/25/34 (c)(h)	469	473
Series 2004-2:
Class A, 5.75% 8/25/34 (c)(h)	5,897	5,919
Class M1, 5.9% 8/25/34 (c)(h)	1,904	1,913
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(h)	6,754	6,773
Class A2, 5.74% 1/25/35 (c)(h)	933	936
Class M1, 5.82% 1/25/35 (c)(h)	1,157	1,161
Class M2, 6.32% 1/25/35 (c)(h)	746	753
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(h)	8,888	8,919
Class B1, 6.72% 1/25/36 (c)(h)	748	759
Class M1, 5.77% 1/25/36 (c)(h)	2,807	2,819
Class M2, 5.79% 1/25/36 (c)(h)	842	845
Class M3, 5.82% 1/25/36 (c)(h)	1,216	1,221
Class M4, 5.93% 1/25/36 (c)(h)	655	658
Class M5, 5.97% 1/25/36 (c)(h)	655	658
Class M6, 6.02% 1/25/36 (c)(h)	748	752
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.6536% 8/13/39 (c)(h)(j)	$ 111,711	$ 2,016
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	15,424
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(h)	697	700
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.77% 7/15/16 (c)(h)	103	103
Class D, 5.87% 7/15/16 (c)(h)	235	235
Class E, 6.07% 7/15/16 (c)(h)	167	167
Class F, 6.12% 7/15/16 (c)(h)	395	395
Class H, 6.62% 7/15/16 (c)(h)	1,145	1,146
Class J, 6.77% 7/15/16 (c)(h)	439	440
Class K, 7.67% 7/15/16 (c)(h)	493	494
Series 2005-FL11:
Class B, 5.57% 11/15/17 (c)(h)	2,929	2,930
Class E, 5.71% 11/15/17 (c)(h)	1,327	1,327
Class F, 5.77% 11/15/17 (c)(h)	1,205	1,206
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.878% 1/15/37 (c)(h)(j)	92,452	2,478
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG1 Class A1B, 6.46% 3/10/32	20,345	20,864
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8969% 10/16/23 (h)	1,374	1,402
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,193	14,900
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7165% 12/10/41 (h)(j)	68,245	1,490
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.87% 12/16/14 (c)(h)	4,035	4,031
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $146,420)		146,653
Foreign Government and Government Agency Obligations - 0.2%

Manitoba Province yankee 5.5% 10/1/08 (Cost $14,739)	15,000	15,175
Fixed-Income Funds - 61.2%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	5,259,122	$ 526,386
Fidelity 2-5 Year Duration Securitizied Bond Central Fund (i)	5,907,191	595,090
Fidelity Corporate Bond 1-10 Year Central Fund (i)	22,323,947	2,256,502
Fidelity Corporate Bond 1-5 Year Central Fund (i)	1,500,000	151,065
Fidelity Specialized High Income Central Fund (i)	750,338	75,642
Fidelity Ultra-Short Central Fund (i)	11,648,963	1,159,072
TOTAL FIXED-INCOME FUNDS (Cost $4,744,587)		4,763,757
Cash Equivalents - 4.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) #	$ 6,621	6,620
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	42,071	42,065
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)	265,139	265,100
TOTAL CASH EQUIVALENTS (Cost $313,785)		313,785
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $8,487,683)		8,499,087
NET OTHER ASSETS - (9.1)%		(710,762)
NET ASSETS - 100%		$ 7,788,325
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,086	$ 24
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34tinued	Oct. 2034	2,300	26
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	2,086	19
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	2,086	20
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. 6.785% Series 2004-R11 11/25/34	Dec. 2034	8,000	(10)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/2/34	Dec. 2034	3,225	(12)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	(5)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 2,086	$ 8
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,900	(2)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	8
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	15
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	(8)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	(6)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Sept. 2036	4,900	(155)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 263	$ 2
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	699	(2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	485	(1)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	22
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	55,000	268
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	34,720	332
TOTAL CREDIT DEFAULT SWAPS		133,990	543
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	$ 100,000	$ (2,424)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	(548)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	(288)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Jan. 2009	200,000	1,225
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	100,000	708
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	23,000	206
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	55,000	571
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers	Nov. 2011	40,000	296
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	100,000	1,375
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	150,000	4,580
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	April 2011	100,000	1,869
TOTAL INTEREST RATE SWAPS		938,000	7,570
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	$ 20,000	$ 0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Dec. 2006	20,000	156
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	15,000	117
TOTAL TOTAL RETURN SWAPS		55,000	273
		$ 1,126,990	$ 8,386
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,716,000 or 2.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,712,000.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,620,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 390
Banc of America Securities LLC	694
Deutsche Bank Securities, Inc.	4,015
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,521
$ 6,620
$42,065,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,527
BNP Paribas Securities Corp.	433
Banc of America Securities LLC	13,295
Bank of America, NA	2,545
Barclays Capital, Inc.	11,853
Citigroup Global Markets, Inc.	3,054
Countrywide Securities Corp.	3,504
Societe Generale, New York Branch	1,018
UBS Securities LLC	4,072
WestLB AG	764
$ 42,065
$265,100,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 265,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,788
Fidelity 2-5 Year Duration Securitized Bond Central Fund	2,645
Fidelity Corporate Bond 1-10 Year Central Fund	8,245
Fidelity Corporate Bond 1-5 Year Central Fund	536
Fidelity Specialized High Income Central Fund	1,273
Fidelity Ultra-Short Central Fund	15,701
Total	$ 32,188

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 343,133*	$ -	$ 526,386	24.5%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	560,406*	-	595,090	23.4%
Fidelity Corporate Bond 1-10 Year Central Fund	-	2,232,395*	-	2,256,502	32.9%
Fidelity Corporate Bond 1-5 Year Central Fund	-	150,000*	-	151,065	11.6%
Fidelity Specialized High Income Central Fund	73,886	-	-	75,642	35.7%
Fidelity Ultra-Short Central Fund	909,057	399,990	150,015	1,159,072	10.0%
Total	$ 982,943	$ 3,685,924	$ 150,015	$ 4,763,757

* Includes the value of shares received through in-kind contributions.

Quarterly Report

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,486,151,000. Net unrealized appreciation aggregated $12,936,000, of which $45,903,000 related to appreciated investment securities and $32,967,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007